Application of new and revised IFRS as issued by the IASB (Details)	12 Months Ended
Dec. 31, 2025
Amendments to IAS 21 "Lack of Exchangeability"
Statement [line items]
Title of new IFRS	Amendments to IAS 21 “Lack of Exchangeability”
Date by which application of new IFRS is required	Jan. 01, 2025
Amendments to IFRS 10 and IAS 28 "Sale or Contribution of Assets Between an Investor and Its Associate or Joint Venture"
Statement [line items]
Title of new IFRS	Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets Between an Investor and Its Associate or Joint Venture”
Determination Subject To IASB Approval	Effective date to be determined by IASB
Amendments to IFRS 9 and IFRS 7 "Amendments to the Classification and Measurement of Financial Instruments"
Statement [line items]
Title of new IFRS	Amendments to IFRS 9 and IFRS 7 “Amendments to the Classification and Measurement of Financial Instruments”
Date by which application of new IFRS is required	Jan. 01, 2026
Annual Improvements to IFRS Accounting Standards-Volume 11
Statement [line items]
Title of new IFRS	Annual Improvements to IFRS Accounting Standards—Volume 11
Date by which application of new IFRS is required	Jan. 01, 2026
IFRS 18 "Presentation and Disclosure in Financial Statements"
Statement [line items]
Title of new IFRS	IFRS 18 “Presentation and Disclosure in Financial Statements”
Date by which application of new IFRS is required	Jan. 01, 2027
IFRS 19 "Subsidiaries without Public Accountability: Disclosures" and amendments to IFRS 19 "Subsidiaries without Public Accountability: Disclosures"
Statement [line items]
Title of new IFRS	IFRS 19 “Subsidiaries without Public Accountability: Disclosures” and amendments to IFRS 19 “Subsidiaries without Public Accountability: Disclosures”
Date by which application of new IFRS is required	Jan. 01, 2027